Leases	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
LEASES [Text Block]
NOTE 17: LEASES

Chartered-out:

As of December 31, 2011, the future minimum revenue, net of commissions (where applicable), expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in the company's ports were as follows :
Amount
2012	$77,096
2013	53,646
2014	35,625
2015	20,781
2016	18,095
2017 and thereafter	—
Total minimum revenue, net of commissions	$205,243

Revenues from time charter are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.

Chartered-in:

As of December 31, 2011, the Company's future minimum commitments, net of commissions under chartered-in vessels were as follows:

Amount
2012	$5,216
2013	3,253
2014	653
2015	620
2016	465
2017 and thereafter	—
Total	$10,207

For the year ended December 31, 2011, charter hire expense for chartered-in pushboats and barges amounted to $5,910 ($5,359 and $3,743 in 2010 and 2009, respectively).

Office space:

The future minimum commitments under lease obligations for office space are as follows:

Amount
2012	$248
2013	145
2014	110
2015	95
2016	66
2017 and thereafter	197
Total	$861

Rent expense for office space amounted to $211 for the year ended December 31, 2011 ($117 in 2010 and $71 in 2009).